Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Payment of short term lease and variable charges	$ 193	$ 175	$ 119
Non cash transactions
Unpaid acquisitions of property, plant and equipment and intangible assets	434	488	357
Hydrocarbon wells abandonment costs	507	268	32
Additions of right-of-use assets	404	306	284
Capitalization of depreciation of right-of-use assets	68	57	44
Capitalization of financial accretion for lease liabilities	13	14	11
Capitalization in associates and joint ventures	$ 0	$ 1	$ 0